Intangible Assets - Details Of Allocated Goodwill Based On Each Cash Generating Unit (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 397,527	₩ 345,449
Description of basis on which unit's recoverable amount has been determined		The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.
Description of valuation techniques used to measure fair value less costs of disposal		The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable informationrelated to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit.
Description of key assumptions on which management has based cash flow projections		Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group applied 0.0%—1.0% growth rate to estimate future cash flow for the period over five years. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units.
Explanation of main events and circumstances that led to recognition of impairment losses and reversals of impairment losses		The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.
Woori Asset Management Corp.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 43,036	43,036
Discount rate		13.36%
Terminal growth rate		1.00%
Recoverable amount		₩ 162,772
Carrying amount		134,073
Woori Global Asset Management Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 2,030	2,030
Discount rate		13.47%
Terminal growth rate		1.00%
Recoverable amount		₩ 42,083
Carrying amount		29,917
Woori Asset Trust Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 141,780	141,780
Discount rate		14.55%
Terminal growth rate		1.00%
Recoverable amount		₩ 431,777
Carrying amount		300,023
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[2]	₩ 97,029	99,667
Discount rate		15.98%
Terminal growth rate		0.00%
Recoverable amount		₩ 784,787
Carrying amount		739,878
WOORI BANK (CAMBODIA) PLC
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[3]	₩ 55,570	52,082
WB Finance Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Discount rate		16.88%
Terminal growth rate		0.00%
Recoverable amount		₩ 544,693
Carrying amount		499,823
PT Woori Finance Indonesia Tbk.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	51,382	0
Others
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 6,700	₩ 6,854

[1]	Allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating segment or sub-sectors.

[2]	The Group has acquired Saudara Bank to expand retail sales in Indonesia and recognized the goodwill as it is expected to strengthen the competitiveness by securing a local sales network in Indonesia.
[3]	The Group has acquired VisionFund Cambodia to expand Cambodian retail sales, and recognized goodwill based on the economies of scale and acquired customer base.